FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

                                   PROSPECTUS

                                January 1, 1998
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INVESTOR SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          5
        4.   Management..................................         11
        5.   Purchases and Redemptions of Shares.........         13
        6.   Distributions and Tax Matters...............         18
        7.   Other Information...........................         20

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Investor class ("Investor Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund             Treasury Portfolio
Daily Assets Treasury Obligations      Treasury Cash Portfolio
Fund
Daily Assets Government Fund           Government Cash Portfolio
Daily Assets Cash Fund                 Cash Portfolio
Daily Assets Municipal Fund            Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Investor Shares are sold through this Prospectus. Institutional Shares and Institutional Service Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which FAS and Forum, respectively, are compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $10,000 ($2,000 for IRAs, $2,500 for exchanges). The minimum subsequent investment is $500. Investor Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Investor Shares without charge for Investor Shares of the other Funds and for the shares of other certain other mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)
(as a percentage of average net assets)

                                           Daily
                              Daily       Assets        Daily                   Daily
                             Assets      Treasury      Assets       Daily      Assets
                            Treasury    Obligations  Government    Assets     Municipal
                              Fund         Fund         Fund      Cash Fund     Fund
                           -----------  -----------  -----------  ---------  -----------
Management Fees(2)              0.15%        0.14%        0.14%       0.14%       0.15%
Rule 12b-1 Fees..........       0.15%        0.15%        0.15%       0.15%       0.15%
Other Expenses
 (after expense
 reimbursements)(3)             0.45%        0.46%        0.46%       0.46%       0.45%
                           -----------  -----------  -----------  ---------  -----------
Total Operating
 Expenses................       0.75%        0.75%        0.75%       0.75%       0.75%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.75% and 1.05%, respectively, for Daily Assets Treasury Fund; 0.70% and 0.99%, respectively, for Daily Assets Treasury Obligations Fund; 0.75% and 1.04%, respectively, for Daily Assets Government Fund; 0.80% and 1.09%, respectively, for Daily Assets Cash Fund; 0.80% and 1.10%, respectively, for Daily Assets Municipal Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                            One      Three     Five       Ten
                            Year     Years     Years     Years
                           ------   -------   -------   --------
Each Fund................    $8       $24       $42       $93

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2. FINANCIAL HIGHLIGHTS

    As of the date hereof, Investor Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by those Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Municipal Fund, as well as Municpal Cash Portfolio had not commenced operations.

    As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                 RATIOS TO AVERAGE
                                                                                                    NET ASSETS
                                          BEGINNING                DISTRIBUTIONS    ENDING     ---------------------
                                          NET ASSET      NET         FROM NET      NET ASSET                 NET
                                          VALUE PER   INVESTMENT    INVESTMENT     VALUE PER     NET      INVESTMENT
                                            SHARE       INCOME        INCOME         SHARE     EXPENSES     INCOME
                                          ---------   ----------   -------------   ---------   --------   ----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997......    $1.00        0.02          (0.02)        $1.00      0.50%(2)    4.76%(2)
  Year Ended March 31, 1997.............     1.00        0.05          (0.05)         1.00      0.50%       4.70%
  Year Ended March 31, 1996.............     1.00        0.05          (0.05)         1.00      0.50%       5.01%
  Year Ended March 31, 1995.............     1.00        0.04          (0.04)         1.00      0.37%       4.45%
  Year Ended March 31, 1994.............     1.00        0.03          (0.03)         1.00      0.33%       2.82%
  July 1, 1992 to March 31, 1993........     1.00        0.02          (0.02)         1.00      0.22%(2)    2.92%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
    August 31, 1997.....................     1.00        0.05          (0.05)         1.00      0.52%(2)    5.06%(2)

                                                     NET
                                                    ASSETS       RATIO
                                                    AT END     TO AVERAGE
                                                      OF       NET ASSETS
                                                    PERIOD    ------------
                                          TOTAL     (000'S       GROSS
                                          RETURN   OMITTED)   EXPENSES(1)
                                          ------   --------   ------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997......  2.01%(3) $44,116       0.95%(2)
  Year Ended March 31, 1997.............  4.80%     43,975       0.99%
  Year Ended March 31, 1996.............  5.18%     43,103       1.06%
  Year Ended March 31, 1995.............  4.45%     36,329       1.10%
  Year Ended March 31, 1994.............  2.83%     26,505       1.17%
  July 1, 1992 to March 31, 1993........  3.13%(2)   4,687       2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
    August 31, 1997.....................  4.70%(3) $12,076       1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2) Annualized.

(3) Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund except Daily Assets Municipal Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies similarly to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity.

All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS MUNICIPAL FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invests in other money market funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. Under the Plan, FFSI receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund attributable to Investor Shares as compensation for FFSI's services as distributor. From this amount, FFSI may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. If the distribution related expenses of FFSI exceed its Rule 12b-1 fees for any Fund, the Fund will not be obligated to pay FFSI an additional amount and if FFSI's distribution related expenses are less than its Rule 12b-1 fees, FFSI will realize a profit.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds. Under the supervision of Forum Advisors, Anthony R. Fischer, Jr. is primarily responsible for the day to day management of each Portfolio.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors' fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.

SHAREHOLDER SERVICING

    TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

    SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Investor Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Investor Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

    Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                               Order        Payment
                              Must be       Must be
                            Received by   Received by
                            ------------  ------------
Daily Assets Treasury Fund
 and Daily Assets
 Municipal Fund...........   12:00 p.m.    4:00 p.m.
All other Funds...........   2:00 p.m.     4:00 p.m.

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above (all of which are Eastern time), the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $10,000 minimum for initial investments in each Fund ($2,000 for individual retirement accounts, $2,500 for exchanges).

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Investor Shares
         Account #: ______________
         Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for shares of any other fund of the Trust or any other mutual fund administered by FAS that participates with the Funds in the exchange program (currently, Sound Shore Fund, Inc. and CRM Small Cap Value Fund). Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The minimum amount required to open an account in a Fund through an exchange from another fund (other than the Funds) is $2,500. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

    Each Fund (other than Daily Assets Municipal Fund) may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $500. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain, if any, are taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the AMT.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Municipal Cash Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    When a Fund buys a zero-coupon security (a security that pays interest only at final maturity), it must include a portion of the original issue discount as income on a current basis. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when Forum Advisors would not have chosen to sell such securities.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Institutional Service Shares. Institutional Shares have an investment minimum of $1,000,000. Institutional Service Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Institutional Shares and Institutional Service Shares incur less expenses than Investor Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Municipal Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Port-folio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                        FORUM FUNDS
                                      INVESTOR SHARES

[LOGO]    ACCOUNT APPLICATION                               ACCOUNT NUMBER __________

1.   INITIAL INVESTMENT ($10,000 minimum)

/ /  Check enclosed for $___________                        / /  Daily Assets Treasury Fund
/ /  I have telephoned the Transfer Agent to make wire      / /  Daily Assets Treasury Obligation Fund
     arrangements (see instructions on reverse).            / /  Daily Assets Government Fund
/ /  My initial investment wire is $_______________         / /  Daily Assets Cash Fund
                                                            / /  Daily Assets Municipal Fund

2.   REGISTRATION (please print)

/ /  INDIVIDUALS
     ______________________________________________________________________________________________      ___________________________
     Investor's Name                                                                                       Social Security Number
     ______________________________________________________________________________________________      ___________________________
     Joint Investor's Name (right of survivorship presumed unless tenancy in common is indicated)          Social Security Number

/ /  GIFTS TO MINORS
     ______________________________________________________________________ as custodian for _______________________________________
     Custodian's Name (only one permitted)                                                      Minor's Name (only one permitted)
     under the _________________ Uniform Gifts to Minors Act _______________________________ _______________________________________
                    State                                      Minor's Date of Birth              Minor's Social Security Number

/ /  CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)
     ___________________________________________________________________________     _______________________________________________
     Name of Entity (indicate type of business, e.g., partnership)                             Taxpayer Identification Number

/ /  TRUSTS (including corporate pension plans)
     _________________________________________________________________ as trustee(s) for ___________________________________________
     Trustee(s) Name(s)                                                                               Name of Trust
     ___________________________________________________________________________     _______________________________________________
     Full date of trust instrument                                                             Taxpayer Identification Number

3.   ADDRESS

     CITIZENSHIP:        / /  U.S.           / /  Resident Alien           / /  Non-Resident Alien  ________________________________
                                                                                                              Country
     _______________________________________________________________________________________________________________________________
     Number and Street
     _______________________________________________________________________________________________________________________________
     City                                                                  State                                   Zip Code
     ____________________________________________________________     _________________________     ________________________________
     Contact Person                                                        Telephone (Day)               Telephone (Evening)

4.   TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)

/ /  Telephone Redemption/Exchange Privilege
     The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i) redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.

/ /  Wire Redemption Privilege
     The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
     Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

     ___________________________________________________________________________     _______________________________________________
     Name of Bank (attach a voided check or deposit slip)                                           Account Number
     ___________________________________________________________________________     _______________________________________________
     Address and Branch of Bank                                                                          ABA #


     ACCOUNT APPLICATION (CONTINUED)

5.   DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)

/ /  Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ /  Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /  Cash: Pay all income dividends and capital gain distributions in cash.
(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

6.   DUPLICATE STATEMENT ADDRESS (optional)                      7.   DEALER INFORMATION (for broker/dealer use only)
     _______________________________________________________     ___________________________________________________________________
     Company Name                       Contact Person           Firm Name                               NSCC Code
     _______________________________________________________     ___________________________________________________________________
     Number and Street                                           Representative's Name                   Representative's #
     _______________________________________________________     ___________________________________________________________________
     City                               State     Zip Code       Branch Address                          Branch Code
     ______________________________     ____________________     ___________________________________________________________________
     Telephone (Day)                    Telephone (Evening)      Dealer's Authorized Signature           Source of Business Code

8.   SIGNATURE

     I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

     TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
     (check appropriate box, if applicable).

     Under the penalties of perjury, I certify:
     / /  That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal
          Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     / /  That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian/Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

9.   INITIAL INVESTMENT AND MAILING INSTRUCTIONS

     (1)  If making your initial investment by check, complete the Account      (2)  If making your initial investment by bank wire,
          Application and mail it with your check,                                   call the Transfer Agent (Forum Financial Corp.)
          payable to "Forum Funds" to:                                               at 800-94FORUM (800-943-6786) to obtain an
                    FORUM FINANCIAL CORP.                                            account number.
                    ATTN.:  TRANSFER AGENT                                           Then instruct your bank to wire Federal Funds
                    P.O. BOX 446                                                     to:
                    PORTLAND, ME  04112                                                        BANKBOSTON
                                                                                               BOSTON, MA
                                                                                               ABA # 011000390
                                                                                               CREDIT TO:  FORUM FINANCIAL CORP.
                                                                                               ACCOUNT NUMBER:  541-54171
                                                                                               FOR FURTHER CREDIT TO:  (FUND NAME)
                                                                                               ACCOUNT NAME / ACCOUNT NUMBER
Complete the Account Application and mail it to the address listed above.
Be sure to indicate the account number assigned to you on this Account Application.

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

                                   PROSPECTUS

                                January 1, 1998
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INSTITUTIONAL SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          5
        4.   Management..................................         11
        5.   Purchases and Redemptions of Shares.........         12
        6.   Distributions and Tax Matters...............         17
        7.   Other Information...........................         19

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Institutional class ("Institutional Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund             Treasury Portfolio
Daily Assets Treasury Obligations      Treasury Cash Portfolio
Fund
Daily Assets Government Fund           Government Cash Portfolio
Daily Assets Cash Fund                 Cash Portfolio
Daily Assets Municipal Fund            Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Shares are sold through this Prospectus. Institutional Service Shares and Investor Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Shares is $1,000,000. Institutional Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal
Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Institutional Shares without charge for Institutional Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the

FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)

(as a percentage of average net assets)

                                           Daily
                              Daily       Assets        Daily                   Daily
                             Assets      Treasury      Assets       Daily      Assets
                            Treasury    Obligations  Government    Assets     Municipal
                              Fund         Fund         Fund      Cash Fund     Fund
                           -----------  -----------  -----------  ---------  -----------
Management Fees(2)              0.15%        0.14%        0.14%       0.14%       0.15%
Other Expenses
 (after expense
 reimbursements)(3)             0.05%        0.06%        0.06%       0.06%       0.05%
                           -----------  -----------  -----------  ---------  -----------
Total Operating
 Expenses................       0.20%        0.20%        0.20%       0.20%       0.20%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.17% and 0.32%, respectively, for Daily Assets Treasury Fund; 0.15% and 0.29%, respectively, for Daily Assets Treasury Obligations Fund; 0.17% and 0.31%, respectively, for Daily Assets Government Fund; 0.19% and 0.33%, respectively, for Daily Assets Cash Fund; 0.19% and 0.34%, respectively, for Daily Assets Municipal Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                            One      Three     Five       Ten
                            Year     Years     Years     Years
                           ------   -------   -------   --------
Each Fund................    $2       $ 6       $11       $26

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2. FINANCIAL HIGHLIGHTS

    As of the date hereof, Institutional Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by those Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Municipal Fund, as well as Municpal Cash Portfolio had not commenced operations.

    As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                 RATIOS TO AVERAGE
                                                                                                    NET ASSETS
                                          BEGINNING                DISTRIBUTIONS    ENDING     ---------------------
                                          NET ASSET      NET         FROM NET      NET ASSET                 NET
                                          VALUE PER   INVESTMENT    INVESTMENT     VALUE PER     NET      INVESTMENT
                                            SHARE       INCOME        INCOME         SHARE     EXPENSES     INCOME
                                          ---------   ----------   -------------   ---------   --------   ----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997......    $1.00        0.02          (0.02)        $1.00      0.50%(2)    4.76%(2)
  Year Ended March 31, 1997.............     1.00        0.05          (0.05)         1.00      0.50%       4.70%
  Year Ended March 31, 1996.............     1.00        0.05          (0.05)         1.00      0.50%       5.01%
  Year Ended March 31, 1995.............     1.00        0.04          (0.04)         1.00      0.37%       4.45%
  Year Ended March 31, 1994.............     1.00        0.03          (0.03)         1.00      0.33%       2.82%
  July 1, 1992 to March 31, 1993........     1.00        0.02          (0.02)         1.00      0.22%(2)    2.92%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
    August 31, 1997.....................     1.00        0.05          (0.05)         1.00      0.52%(2)    5.06%(2)

                                                     NET
                                                    ASSETS       RATIO
                                                    AT END    TO AVERAGE
                                                      OF      NET ASSETS
                                                    PERIOD    -----------
                                          TOTAL     (000'S       GROSS
                                          RETURN   OMITTED)   EXPENSES(1)
                                          ------   --------   -----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997......  2.01%(3) $44,116       0.95%(2)
  Year Ended March 31, 1997.............  4.80%     43,975       0.99%
  Year Ended March 31, 1996.............  5.18%     43,103       1.06%
  Year Ended March 31, 1995.............  4.45%     36,329       1.10%
  Year Ended March 31, 1994.............  2.83%     26,505       1.17%
  July 1, 1992 to March 31, 1993........  3.13%(2)   4,687       2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
    August 31, 1997.....................  4.70%(3) $12,076       1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2)  Annualized.

(3)  Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund except Daily Assets Municipal Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies similarly to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS MUNICIPAL FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invests in other money market funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds. Under the supervision of Forum Advisors, Anthony R. Fischer, Jr. is primarily responsible for the day to day management of each Portfolio.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors' fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.

SHAREHOLDER SERVICING

    Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                               Order        Payment
                              Must be       Must be
                            Received by   Received by
                           -------------  ------------
Daily Assets Treasury
 Fund and Daily Assets
 Municipal Fund..........   12:00 p.m.     4:00 p.m.
All other Funds..........    2:00 p.m.     4:00 p.m.

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above (all of which are Eastern time), the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address.

The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $1,000,000 minimum for initial investments in each Fund.

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number.

The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Institutional
           Shares
         Account #: ______________
         Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for Institutional Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain, if any, are taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    When a Fund buys a zero-coupon security (a security that pays interest only at fund maturity), it must include a portion of the original issue discount as income on a current basis. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when Forum Advisors would not have chosen to sell such securities.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portion of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Service Shares and Investor Shares. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Service Shares and Investor Shares incur more expenses than Institutional Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Municipal Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   FORUM FUNDS
                               INSTITUTIONAL SHARES

[LOGO]    ACCOUNT APPLICATION                               ACCOUNT NUMBER __________

1.   INITIAL INVESTMENT ($10,000 minimum)

/ /  Check enclosed for $___________                        / /  Daily Assets Treasury Fund
/ /  I have telephoned the Transfer Agent to make wire      / /  Daily Assets Treasury Obligation Fund
     arrangements (see instructions on reverse).            / /  Daily Assets Government Fund
/ /  My initial investment wire is $_______________         / /  Daily Assets Cash Fund
                                                            / /  Daily Assets Municipal Fund

2.   REGISTRATION (please print)

/ /  INDIVIDUALS
     ______________________________________________________________________________________________      ___________________________
     Investor's Name                                                                                       Social Security Number
     ______________________________________________________________________________________________      ___________________________
     Joint Investor's Name (right of survivorship presumed unless tenancy in common is indicated)          Social Security Number

/ /  GIFTS TO MINORS
     ______________________________________________________________________ as custodian for _______________________________________
     Custodian's Name (only one permitted)                                                      Minor's Name (only one permitted)
     under the _________________ Uniform Gifts to Minors Act _______________________________ _______________________________________
                    State                                      Minor's Date of Birth              Minor's Social Security Number

/ /  CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)
     ___________________________________________________________________________     _______________________________________________
     Name of Entity (indicate type of business, e.g., partnership)                             Taxpayer Identification Number

/ /  TRUSTS (including corporate pension plans)
     _________________________________________________________________ as trustee(s) for ___________________________________________
     Trustee(s) Name(s)                                                                               Name of Trust
     ___________________________________________________________________________     _______________________________________________
     Full date of trust instrument                                                             Taxpayer Identification Number

3.   ADDRESS

     CITIZENSHIP:        / /  U.S.           / /  Resident Alien           / /  Non-Resident Alien  ________________________________
                                                                                                              Country
     _______________________________________________________________________________________________________________________________
     Number and Street
     _______________________________________________________________________________________________________________________________
     City                                                                  State                                   Zip Code
     ____________________________________________________________     _________________________     ________________________________
     Contact Person                                                        Telephone (Day)               Telephone (Evening)

4.   TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)

/ /  Telephone Redemption/Exchange Privilege
     The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i) redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.

/ /  Wire Redemption Privilege
     The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
     Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

     ___________________________________________________________________________     _______________________________________________
     Name of Bank (attach a voided check or deposit slip)                                           Account Number
     ___________________________________________________________________________     _______________________________________________
     Address and Branch of Bank                                                                          ABA #


     ACCOUNT APPLICATION (CONTINUED)

5.   DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)

/ /  Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ /  Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /  Cash: Pay all income dividends and capital gain distributions in cash.
(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

6.   DUPLICATE STATEMENT ADDRESS (optional)                      7.   DEALER INFORMATION (for broker/dealer use only)
     _______________________________________________________     ___________________________________________________________________
     Company Name                       Contact Person           Firm Name                               NSCC Code
     _______________________________________________________     ___________________________________________________________________
     Number and Street                                           Representative's Name                   Representative's #
     _______________________________________________________     ___________________________________________________________________
     City                               State     Zip Code       Branch Address                          Branch Code
     ______________________________     ____________________     ___________________________________________________________________
     Telephone (Day)                    Telephone (Evening)      Dealer's Authorized Signature           Source of Business Code

8.   SIGNATURE

     I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

     TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
     (check appropriate box, if applicable).

     Under the penalties of perjury, I certify:
     / /  That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal
          Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     / /  That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian/Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

9.   INITIAL INVESTMENT AND MAILING INSTRUCTIONS

     (1)  If making your initial investment by check, complete the Account      (2)  If making your initial investment by bank wire,
          Application and mail it with your check,                                   call the Transfer Agent (Forum Financial Corp.)
          payable to "Forum Funds" to:                                               at 800-94FORUM (800-943-6786) to obtain an
                    FORUM FINANCIAL CORP.                                            account number.
                    ATTN.:  TRANSFER AGENT                                           Then instruct your bank to wire Federal Funds
                    P.O. BOX 446                                                     to:
                    PORTLAND, ME  04112                                                        BANKBOSTON
                                                                                               BOSTON, MA
                                                                                               ABA # 011000390
                                                                                               CREDIT TO:  FORUM FINANCIAL CORP.
                                                                                               ACCOUNT NUMBER:  541-54171
                                                                                               FOR FURTHER CREDIT TO:  (FUND NAME)
                                                                                               ACCOUNT NAME / ACCOUNT NUMBER
Complete the Account Application and mail it to the address listed above.
Be sure to indicate the account number assigned to you on this Account Application.

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

                                   PROSPECTUS

                                January 1, 1998
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED, OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS MUNICIPAL FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS MUNICIPAL FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated January 1, 1998 (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http:// www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          5
        4.   Management..................................         11
        5.   Purchases and Redemptions of Shares.........         13
        6.   Distributions and Tax Matters...............         17
        7.   Other Information...........................         19

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Institutional Service class ("Institutional Service Shares") of each of the Funds. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund             Treasury Portfolio
Daily Assets Treasury Obligations      Treasury Cash Portfolio
Fund
Daily Assets Government Fund           Government Cash Portfolio
Daily Assets Cash Fund                 Cash Portfolio
Daily Assets Municipal Fund            Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Service Shares are sold through this Prospectus. Institutional Shares and Investor Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Investment Advisors, LLC ("Forum Advisors") is the investment adviser of each Portfolio and provides professional management of the Portfolios' investments. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    SHAREHOLDER SERVICING. The Trust has adopted a Shareholder Service Plan relating to Institutional Service Shares under which FAS is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing."

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Service Shares is $100,000. Institutional Service Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern time (noon in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund). All times may be changed without notice by Fund management due to market activities. See "Purchases and Redemptions of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Institutional Service Shares without charge for Institutional Service Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Service Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)
(as a percentage of average net assets)

                                           Daily
                              Daily       Assets        Daily                   Daily
                             Assets      Treasury      Assets       Daily      Assets
                            Treasury    Obligations  Government    Assets     Municipal
                              Fund         Fund         Fund      Cash Fund     Fund
                           -----------  -----------  -----------  ---------  -----------
Management Fees(2)              0.15%        0.14%        0.14%       0.14%       0.15%
Other Expenses
 (after expense
 reimbursements)(3)             0.30%        0.31%        0.31%       0.31%       0.30%
                           -----------  -----------  -----------  ---------  -----------
Total Operating
 Expenses................       0.45%        0.45%        0.45%       0.45%       0.45%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for Daily Assets Treasury Fund and Daily Assets Cash Fund is based on the Fund's expenses for its last fiscal year ended August 31, 1997 restated to reflect current fees; the amount of expenses for each of the other Funds are based on estimated annualized expenses for those Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.40% and 0.55%, respectively, for Daily Assets Treasury Fund; 0.36% and 0.50%, respectively, for Daily Assets Treasury Obligations Fund; 0.40% and 0.54%, respectively, for Daily Assets Government Fund; 0.43% and 0.57%, respectively, for Daily Assets Cash Fund; 0.43% and 0.58%, respectively, for Daily Assets Municipal Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Service Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                  One Year    Three Years  Five Years    Ten Years
                 -----------  -----------  -----------  -----------
Each Fund......   $       5    $      14    $      25    $      57

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Municipal Fund, as well as Municpal Cash Portfolio had not commenced operations.

    As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                       RATIOS TO AVERAGE
                                                                                                           NET ASSETS
                                         BEGINNING                     DISTRIBUTIONS                ------------------------
                                         NET ASSET                       FROM NET      ENDING NET                    NET
                                         VALUE PER   NET INVESTMENT     INVESTMENT     ASSET VALUE      NET      INVESTMENT
                                           SHARE         INCOME           INCOME        PER SHARE    EXPENSES      INCOME
                                        -----------  ---------------  ---------------  -----------  -----------  -----------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997....   $    1.00           0.02            (0.02)     $    1.00        0.50%(2)      4.76%(2)
  Year Ended March 31, 1997...........        1.00           0.05            (0.05)          1.00        0.50%        4.70%
  Year Ended March 31, 1996...........        1.00           0.05            (0.05)          1.00        0.50%        5.01%
  Year Ended March 31, 1995...........        1.00           0.04            (0.04)          1.00        0.37%        4.45%
  Year Ended March 31, 1994...........        1.00           0.03            (0.03)          1.00        0.33%        2.82%
  July 1, 1992 to March 31, 1993......        1.00           0.02            (0.02)          1.00        0.22%(2)      2.92%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997....................        1.00           0.05            (0.05)          1.00        0.52%(2)      5.06%(2)

                                                                      RATIO
                                                     NET ASSETS    TO AVERAGE
                                                      AT END OF    NET ASSETS
                                                       PERIOD     -------------
                                           TOTAL       (000'S         GROSS
                                          RETURN      OMITTED)     EXPENSES(1)
                                        -----------  -----------  -------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31, 1997....       2.01%(3)  $  44,116        0.95%(2)
  Year Ended March 31, 1997...........       4.80%       43,975         0.99%
  Year Ended March 31, 1996...........       5.18%       43,103         1.06%
  Year Ended March 31, 1995...........       4.45%       36,329         1.10%
  Year Ended March 31, 1994...........       2.83%       26,505         1.17%
  July 1, 1992 to March 31, 1993......       3.13%(2)      4,687        2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997....................       4.70%(3)  $  12,076        1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2)  Annualized.

(3)  Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies similarly to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by Forum Advisors, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS MUNICIPAL FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. To the extent a Portfolio invests in other money market funds, it will indirectly bear the expenses of those funds. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which Forum Advisors believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Forum Advisors monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which Forum Advisors believes might not be available at a future time, Forum Advisors may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISER

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for each Portfolio and monitors the Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to five other mutual funds. Under the supervision of Forum Advisors, Anthony R. Fischer, Jr. is primarily responsible for the day to day management of each Portfolio.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For services provided to each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, Forum Advisors receives an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Forum Advisors fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio.

SHAREHOLDER SERVICING

    TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.10% of the average daily net assets of each Fund attributable to Institutional Service Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

    SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Institutional Service Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Institutional Service Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Institutional Service Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

    Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                               Order        Payment
                              Must be       Must be
                            Received by   Received by
                            ------------  ------------
Daily Assets Treasury Fund
 and Daily Assets
 Municipal Fund...........   12:00 p.m.    4:00 p.m.
All other Funds...........   2:00 p.m.     4:00 p.m.

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above (all of which are Eastern time), the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund, and after 2:00 p.m., Eastern time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Municipal Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $100,000 minimum for total initial investments through of by any financial institution in each Fund.

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Institutional
            Service Shares
         Account #:______________
        Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for Institutional Service Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the Fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a Fund if that Fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two Funds as next determined following receipt of proper instructions and all necessary supporting documents by the Fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain, if any, are taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS MUNICIPAL FUND. Distributions paid by Daily Assets Municipal Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for Federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Municipal Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    When a Fund buys a zero-coupon security (a security that pays interest only at final maturity), it must include a portion of the original issue discount as income on a current basis. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when Forum Advisors would not have chosen to sell such securities.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Institutional Service Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the

Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Institutional Service Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares have an investment minimum of $1,000,000. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Shares incur less expenses and Investor Shares incur more expenses than Institutional Service Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Municipal Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                        FORUM FUNDS
                                   INSTITUTIONAL SHARES

[LOGO]    ACCOUNT APPLICATION                               ACCOUNT NUMBER __________

1.   INITIAL INVESTMENT ($10,000 minimum)

/ /  Check enclosed for $___________                        / /  Daily Assets Treasury Fund
/ /  I have telephoned the Transfer Agent to make wire      / /  Daily Assets Treasury Obligation Fund
     arrangements (see instructions on reverse).            / /  Daily Assets Government Fund
/ /  My initial investment wire is $_______________         / /  Daily Assets Cash Fund
                                                            / /  Daily Assets Municipal Fund

2.   REGISTRATION (please print)

/ /  INDIVIDUALS
     ______________________________________________________________________________________________      ___________________________
     Investor's Name                                                                                       Social Security Number
     ______________________________________________________________________________________________      ___________________________
     Joint Investor's Name (right of survivorship presumed unless tenancy in common is indicated)          Social Security Number

/ /  GIFTS TO MINORS
     ______________________________________________________________________ as custodian for _______________________________________
     Custodian's Name (only one permitted)                                                      Minor's Name (only one permitted)
     under the _________________ Uniform Gifts to Minors Act _______________________________ _______________________________________
                    State                                      Minor's Date of Birth              Minor's Social Security Number

/ /  CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)
     ___________________________________________________________________________     _______________________________________________
     Name of Entity (indicate type of business, e.g., partnership)                             Taxpayer Identification Number

/ /  TRUSTS (including corporate pension plans)
     _________________________________________________________________ as trustee(s) for ___________________________________________
     Trustee(s) Name(s)                                                                               Name of Trust
     ___________________________________________________________________________     _______________________________________________
     Full date of trust instrument                                                             Taxpayer Identification Number

3.   ADDRESS

     CITIZENSHIP:        / /  U.S.           / /  Resident Alien           / /  Non-Resident Alien  ________________________________
                                                                                                              Country
     _______________________________________________________________________________________________________________________________
     Number and Street
     _______________________________________________________________________________________________________________________________
     City                                                                  State                                   Zip Code
     ____________________________________________________________     _________________________     ________________________________
     Contact Person                                                        Telephone (Day)               Telephone (Evening)

4.   TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)

/ /  Telephone Redemption/Exchange Privilege
     The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i) redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.

/ /  Wire Redemption Privilege
     The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
     Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

     ___________________________________________________________________________     _______________________________________________
     Name of Bank (attach a voided check or deposit slip)                                           Account Number
     ___________________________________________________________________________     _______________________________________________
     Address and Branch of Bank                                                                          ABA #


5.   DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)

/ /  Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ /  Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /  Cash: Pay all income dividends and capital gain distributions in cash.
(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

6.   DUPLICATE STATEMENT ADDRESS (optional)                      7.   DEALER INFORMATION (for broker/dealer use only)
     _______________________________________________________     ___________________________________________________________________
     Company Name                       Contact Person           Firm Name                               NSCC Code
     _______________________________________________________     ___________________________________________________________________
     Number and Street                                           Representative's Name                   Representative's #
     _______________________________________________________     ___________________________________________________________________
     City                               State     Zip Code       Branch Address                          Branch Code
     ______________________________     ____________________     ___________________________________________________________________
     Telephone (Day)                    Telephone (Evening)      Dealer's Authorized Signature           Source of Business Code

8.   SIGNATURE

     I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

     TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
     (check appropriate box, if applicable).

     Under the penalties of perjury, I certify:
     / /  That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal
          Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     / /  That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

          ____________________________________________________________________________________________________________________
          Signature of Investor/Custodian/Trustee                                    Date

          ____________________________________________________________________________________________________________________
          Signature of Joint Investor/Co-Trustee                                     Date

          ____________________________________________________________________________________________________________________
          Corporate Officer (Name)                                                   Title

          ____________________________________________________________________________________________________________________
          Signature of Corporate Officer                                             Title

9.   INITIAL INVESTMENT AND MAILING INSTRUCTIONS

     (1)  If making your initial investment by check, complete the Account      (2)  If making your initial investment by bank wire,
          Application and mail it with your check,                                   call the Transfer Agent (Forum Financial Corp.)
          payable to "Forum Funds" to:                                               at 800-94FORUM (800-943-6786) to obtain an
                    FORUM FINANCIAL CORP.                                            account number.
                    ATTN.:  TRANSFER AGENT                                           Then instruct your bank to wire Federal Funds
                    P.O. BOX 446                                                     to:
                    PORTLAND, ME  04112                                                        BANKBOSTON
                                                                                               BOSTON, MA
                                                                                               ABA # 011000390
                                                                                               CREDIT TO:  FORUM FINANCIAL CORP.
                                                                                               ACCOUNT NUMBER:  541-54171
                                                                                               FOR FURTHER CREDIT TO:  (FUND NAME)
                                                                                               ACCOUNT NAME / ACCOUNT NUMBER
Complete the Account Application and mail it to the address listed above.
Be sure to indicate the account number assigned to you on this Account Application.
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